Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Senior Notes due 2029
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,796,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,401.83
Offering Note	1a. This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3ASR (File No. 333-285217) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,782,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,501.79
Offering Note	See Note 1a.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,960.52
Offering Note	See Note 1a.